Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	usaa_SupplementTextBlock

USAA CORNERSTONE FUNDS
USAA Cornerstone Conservative Fund
USAA Cornerstone Moderately Conservative Fund
USAA Cornerstone Moderate Fund
USAA Cornerstone Moderately Aggressive Fund
USAA Cornerstone Aggressive Fund
USAA Cornerstone Equity Fund
SUPPLEMENT DATED FEBRUARY 2, 2018
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Funds (the Funds).

With respect to the Cornerstone Moderate Fund:

The Annual Fund Operating Expenses table found on page 17 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.14% (a)
Reimbursement from Adviser	(0.07%)(b)
Total Annual Operating Expenses after Reimbursement	1.07%

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.

The Expense Example table found on page 18 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$109	$355	$621	$1,380

With respect to the Cornerstone Moderately Aggressive Fund:

The Annual Fund Operating Expenses table found on page 26 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.10%
Total Annual Operating Expenses	1.10% (a)

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 26 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

With respect to the Cornerstone Aggressive Fund:

The Annual Fund Operating Expenses table found on page 34 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.12%
Total Annual Operating Expenses	1.43% (a)
Reimbursement from Adviser	(0.21%)(b)
Total Annual Operating Expenses after Reimbursement	1.22%

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.

The Expense Example table found on page 35 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$124	$432	$762	$1,695

98878-0218

Cornerstone Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA CORNERSTONE FUNDS
USAA Cornerstone Conservative Fund
USAA Cornerstone Moderately Conservative Fund
USAA Cornerstone Moderate Fund
USAA Cornerstone Moderately Aggressive Fund
USAA Cornerstone Aggressive Fund
USAA Cornerstone Equity Fund
SUPPLEMENT DATED FEBRUARY 2, 2018
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Funds (the Funds).

With respect to the Cornerstone Moderate Fund:

The Annual Fund Operating Expenses table found on page 17 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.07%
Total Annual Operating Expenses	1.14% (a)
Reimbursement from Adviser	(0.07%)(b)
Total Annual Operating Expenses after Reimbursement	1.07%

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.

The Expense Example table found on page 18 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$109	$355	$621	$1,380

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Cornerstone Moderate Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	$ 1,380
Cornerstone Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Cornerstone Moderately Aggressive Fund:

The Annual Fund Operating Expenses table found on page 26 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.10%
Total Annual Operating Expenses	1.10% (a)

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

The Expense Example table found on page 26 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Cornerstone Moderately Aggressive Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,340
Cornerstone Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

With respect to the Cornerstone Aggressive Fund:

The Annual Fund Operating Expenses table found on page 34 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.12%
Total Annual Operating Expenses	1.43% (a)
Reimbursement from Adviser	(0.21%)(b)
Total Annual Operating Expenses after Reimbursement	1.22%

(a) The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b) The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.

The Expense Example table found on page 35 is deleted in its entirety and hereby replaced with the following :

1 Year	3 Years	5 Years	10 Years
$124	$432	$762	$1,695

98878-0218

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Cornerstone Aggressive Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.43%	[4]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	762
10 Years	rr_ExpenseExampleYear10	$ 1,695

[1]	The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.
[3]	The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The total annual expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[5]	The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.